Segmented Information	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Segmented Information

NOTE 19:  SEGMENTED INFORMATION

For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking businesses, Canadian credit cards, TD Auto Finance Canada, and Canadian wealth and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, U.S. credit cards, TD Auto Finance U.S., U.S. wealth business, and the Bank's investment in TD Ameritrade; and Wholesale Banking. The Bank's other activities are grouped into the Corporate segment.

Refer to Note 29 of the Bank's 2019 Annual Consolidated Financial Statements for additional segment disclosures.

The following table summarizes the segment results for the three months ended January 31.

Results by Business Segment[1]

(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking[2]		Corporate[2]			Total
	For the three months ended
	Jan. 31 2020	Jan. 31 2019	Jan. 31 2020	Jan. 31 2019	Jan. 31 2020	Jan. 31 2019	Jan. 31 2020	Jan. 31 2019	Jan. 31 2020	Jan. 31 2019
Net interest income (loss)	$3,167	$3,044	$2,196	$2,247	$357	$173	$581	$396	$6,301	$5,860

Non-interest income (loss)	3,088	2,944	706	701	689	409	(175)	84	4,308	4,138

Total revenue	6,255	5,988	2,902	2,948	1,046	582	406	480	10,609	9,998
Provision for (recovery of) credit losses	391	310	319	306	17	7	192	227	919	850
Insurance claims and related expenses	780	702	–	–	–	–	–	–	780	702

Non-interest expenses	2,636	3,084	1,593	1,611	652	602	586	558	5,467	5,855

Income (loss) before income taxes	2,448	1,892	990	1,031	377	(27)	(372)	(305)	3,443	2,591
Provision for (recovery of) income taxes	659	513	45	102	96	(10)	(141)	(102)	659	503

Equity in net income of an investment in TD Ameritrade	–	–	201	311	–	–	4	11	205	322
Net income (loss)	$1,789	$1,379	$1,146	$1,240	$281	$(17)	$(227)	$(192)	$2,989	$2,410
Total assets	$456,591	$434,994	$451,892	$415,611	$484,276	$407,624	$64,670	$64,277	$1,457,429	$1,322,506

[1]

The retailer program partners' share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners' net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[2]	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.